Quarterly Holdings Report
for
Fidelity® Large Cap Growth Enhanced Index Fund
May 31, 2022
GEI-NPRT3-0722
1.850083.115
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Entertainment - 0.7%
Electronic Arts, Inc.	492	68,216
Netflix, Inc. (a)	10,832	2,138,670
Playtika Holding Corp. (a)	497,765	7,371,900
Spotify Technology SA (a)	11,882	1,339,933
		10,918,719
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	21,175	48,178,207
Class C (a)	17,761	40,508,934
Meta Platforms, Inc. Class A (a)	187,920	36,388,829
Pinterest, Inc. Class A (a)	29,769	584,961
		125,660,931
Media - 0.2%
Charter Communications, Inc. Class A (a)	6,086	3,085,176
TOTAL COMMUNICATION SERVICES		139,664,826
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 3.1%
Tesla, Inc. (a)	61,180	46,390,347
Thor Industries, Inc.	11,137	846,078
		47,236,425
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	2,181	4,893,204
Chipotle Mexican Grill, Inc. (a)	5,903	8,279,253
Expedia, Inc. (a)	27,553	3,563,429
International Game Technology PLC (b)	100,552	2,153,824
SeaWorld Entertainment, Inc. (a)(b)	45,071	2,441,947
Six Flags Entertainment Corp. (a)	22,421	658,056
Starbucks Corp.	86,113	6,759,871
Travel+Leisure Co.	14,055	718,351
Wendy's Co.	57,622	1,074,074
		30,542,009
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	33,197	79,811,895
eBay, Inc.	177,248	8,626,660
Shutterstock, Inc. (b)	25,206	1,517,401
		89,955,956
Leisure Products - 0.1%
Brunswick Corp. (b)	24,211	1,821,394
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	10,327	3,113,384
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	48,806	1,635,489
Bath & Body Works, Inc. (b)	72,488	2,973,458
Dick's Sporting Goods, Inc. (b)	21,683	1,761,310
Lithia Motors, Inc. Class A (sub. vtg.)	6,064	1,846,306
Lowe's Companies, Inc.	15,750	3,075,975
RH (a)	3,784	1,097,663
The Home Depot, Inc.	95,910	29,036,753
TJX Companies, Inc.	5,202	330,691
Ulta Beauty, Inc. (a)	20,120	8,512,772
Victoria's Secret & Co. (a)	4,241	174,772
Williams-Sonoma, Inc.	25,266	3,232,027
		53,677,216
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	102,920	5,738,819
NIKE, Inc. Class B	33,999	4,040,781
		9,779,600
TOTAL CONSUMER DISCRETIONARY		236,125,984
CONSUMER STAPLES - 4.5%
Beverages - 2.1%
Monster Beverage Corp. (a)	96,336	8,585,464
PepsiCo, Inc.	47,451	7,959,905
The Coca-Cola Co.	231,553	14,675,829
		31,221,198
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	46,786	21,812,569
Walmart, Inc.	26,085	3,355,314
		25,167,883
Food Products - 0.4%
Darling Ingredients, Inc. (a)	42,092	3,370,306
Pilgrim's Pride Corp. (a)	86,186	2,871,718
		6,242,024
Household Products - 0.3%
Colgate-Palmolive Co.	66,796	5,264,193
TOTAL CONSUMER STAPLES		67,895,298
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
APA Corp.	88,059	4,139,654
Cheniere Energy, Inc.	33,693	4,608,192
ConocoPhillips Co.	742	83,371
EOG Resources, Inc.	51,484	7,051,249
Occidental Petroleum Corp.	98,343	6,816,153
SM Energy Co.	28,609	1,380,956
Southwestern Energy Co. (a)	221,996	2,024,604
Targa Resources Corp.	23,667	1,704,497
		27,808,676
FINANCIALS - 2.7%
Banks - 0.1%
JPMorgan Chase & Co.	8,136	1,075,823
Capital Markets - 1.2%
BlackRock, Inc. Class A	7,267	4,862,204
Blackstone, Inc.	41,790	4,922,444
MSCI, Inc.	4,504	1,992,344
S&P Global, Inc.	19,954	6,973,524
		18,750,516
Consumer Finance - 0.2%
Discover Financial Services	26,267	2,981,042
Insurance - 1.2%
Aon PLC	24,817	6,841,302
Arthur J. Gallagher & Co.	26,102	4,226,958
Brown & Brown, Inc.	106,076	6,297,732
W.R. Berkley Corp.	2,097	149,160
		17,515,152
TOTAL FINANCIALS		40,322,533
HEALTH CARE - 9.3%
Biotechnology - 3.5%
AbbVie, Inc.	92,947	13,697,599
Amgen, Inc.	44,094	11,320,694
Exelixis, Inc. (a)	163,899	3,004,269
Gilead Sciences, Inc.	120,809	7,834,464
Incyte Corp. (a)	26,032	1,975,568
Moderna, Inc. (a)	31,404	4,563,943
Regeneron Pharmaceuticals, Inc. (a)	9,018	5,994,625
Vertex Pharmaceuticals, Inc. (a)	16,839	4,523,797
		52,914,959
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	73,829	8,671,954
Edwards Lifesciences Corp. (a)	88,964	8,972,019
Figs, Inc. Class A (a)	187,350	1,667,415
QuidelOrtho Corp. (a)	18,425	1,750,928
Shockwave Medical, Inc. (a)	20,026	3,288,469
Teleflex, Inc.	2,153	619,504
		24,970,289
Health Care Providers & Services - 0.7%
AMN Healthcare Services, Inc. (a)	2,041	197,773
Anthem, Inc.	15,559	7,929,022
DaVita HealthCare Partners, Inc. (a)	10,726	1,045,678
Molina Healthcare, Inc. (a)	2,429	704,944
UnitedHealth Group, Inc.	244	121,214
		9,998,631
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	17,685	3,011,048
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	79,891	10,190,896
Medpace Holdings, Inc. (a)	6,216	890,380
Mettler-Toledo International, Inc. (a)	5,549	7,136,680
		18,217,956
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	68,179	5,144,106
Eli Lilly & Co.	34,975	10,962,564
Johnson & Johnson	42,556	7,640,079
Pfizer, Inc.	146,987	7,796,190
		31,542,939
TOTAL HEALTH CARE		140,655,822
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	415	42,064
Lockheed Martin Corp.	35,099	15,447,421
		15,489,485
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	20,762	3,783,875
Airlines - 0.1%
Alaska Air Group, Inc. (a)	14,445	697,116
Southwest Airlines Co. (a)	24,204	1,109,995
		1,807,111
Building Products - 0.0%
Simpson Manufacturing Co. Ltd. (b)	3,934	426,249
Construction & Engineering - 0.1%
EMCOR Group, Inc.	18,537	1,958,063
Electrical Equipment - 0.7%
Atkore, Inc. (a)	69,596	7,580,396
Emerson Electric Co.	37,730	3,345,142
		10,925,538
Machinery - 0.5%
AGCO Corp.	35,290	4,521,708
Allison Transmission Holdings, Inc.	2,767	110,708
Caterpillar, Inc.	2,500	539,625
Deere & Co.	2,770	991,051
Donaldson Co., Inc.	20,315	1,062,068
		7,225,160
Professional Services - 0.8%
CoStar Group, Inc. (a)	82,123	5,004,576
Robert Half International, Inc.	42,086	3,794,053
Upwork, Inc. (a)	143,418	2,617,379
		11,416,008
Road & Rail - 1.7%
CSX Corp.	214,899	6,831,639
Landstar System, Inc.	1,593	241,228
Norfolk Southern Corp.	21,580	5,171,863
Saia, Inc. (a)	3,626	716,461
Union Pacific Corp.	35,842	7,877,355
XPO Logistics, Inc. (a)	97,876	5,230,493
		26,069,039
Trading Companies & Distributors - 0.2%
Boise Cascade Co. (b)	35,903	2,776,020
W.W. Grainger, Inc.	481	234,281
		3,010,301
TOTAL INDUSTRIALS		82,110,829
INFORMATION TECHNOLOGY - 45.7%
Communications Equipment - 0.2%
Ciena Corp. (a)	4,518	229,605
Cisco Systems, Inc.	68,334	3,078,447
		3,308,052
Electronic Equipment & Components - 0.8%
CDW Corp.	19,661	3,339,617
Keysight Technologies, Inc. (a)	8,781	1,278,514
National Instruments Corp.	127,390	4,499,415
Vontier Corp.	92,471	2,480,072
		11,597,618
IT Services - 5.3%
Accenture PLC Class A	15,201	4,536,890
Amdocs Ltd.	47,037	4,087,045
FleetCor Technologies, Inc. (a)	16,934	4,213,349
Gartner, Inc. (a)	24,192	6,347,981
Genpact Ltd.	21,621	959,324
Globant SA (a)	3,593	680,909
GoDaddy, Inc. (a)	11,280	846,564
MasterCard, Inc. Class A	79,684	28,516,513
MongoDB, Inc. Class A (a)	3,115	738,722
PayPal Holdings, Inc. (a)	85,888	7,318,516
VeriSign, Inc. (a)	6,300	1,099,665
Visa, Inc. Class A	96,920	20,563,516
		79,908,994
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	119,609	12,183,373
Applied Materials, Inc.	75,734	8,882,841
Broadcom, Inc.	24,219	14,050,168
Diodes, Inc. (a)	9,114	701,869
Intel Corp.	145,638	6,469,240
Kulicke & Soffa Industries, Inc. (b)	152,988	8,287,360
Lam Research Corp.	10,312	5,362,549
Lattice Semiconductor Corp. (a)	5,307	276,070
MACOM Technology Solutions Holdings, Inc. (a)	19,269	1,050,353
Monolithic Power Systems, Inc.	345	155,385
NVIDIA Corp.	190,379	35,547,567
Qualcomm, Inc.	149,151	21,361,406
Semtech Corp. (a)	47,509	3,044,852
Texas Instruments, Inc.	3,344	591,085
		117,964,118
Software - 19.0%
Adobe, Inc. (a)	57,251	23,843,896
Atlassian Corp. PLC (a)	25,864	4,586,204
Box, Inc. Class A (a)(b)	159,101	4,154,127
Cadence Design Systems, Inc. (a)	74,131	11,396,159
Crowdstrike Holdings, Inc. (a)	23,221	3,715,128
Datadog, Inc. Class A (a)	67,472	6,436,154
Dropbox, Inc. Class A (a)	387,339	8,072,145
Fair Isaac Corp. (a)	2,205	903,058
Fortinet, Inc. (a)	35,818	10,535,507
HubSpot, Inc. (a)	10,600	3,579,514
Intuit, Inc.	1,896	785,816
Manhattan Associates, Inc. (a)	8,473	1,024,640
Microsoft Corp.	559,143	152,014,207
Oracle Corp.	148,218	10,659,839
Palo Alto Networks, Inc. (a)	6,685	3,361,084
Qualys, Inc. (a)	7,423	970,038
RingCentral, Inc. (a)	13,904	877,899
ServiceNow, Inc. (a)	26,973	12,609,068
Splunk, Inc. (a)	15,627	1,602,705
Sprout Social, Inc. (a)	9,157	466,366
Synopsys, Inc. (a)	33,044	10,547,645
Teradata Corp. (a)	99,320	3,816,868
Workday, Inc. Class A (a)	62,716	9,802,511
Zoom Video Communications, Inc. Class A (a)	9,578	1,029,156
		286,789,734
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	1,284,604	191,200,459
TOTAL INFORMATION TECHNOLOGY		690,768,975
MATERIALS - 2.0%
Chemicals - 1.6%
CF Industries Holdings, Inc.	81,906	8,089,856
Olin Corp. (b)	122,856	8,082,696
The Chemours Co. LLC	47,788	2,059,185
Westlake Corp.	44,771	5,914,697
		24,146,434
Containers & Packaging - 0.1%
Sealed Air Corp.	22,590	1,404,646
Metals & Mining - 0.3%
Alcoa Corp.	62,208	3,839,478
TOTAL MATERIALS		29,390,558
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	27,365	7,008,997
Crown Castle International Corp.	40,233	7,630,188
Extra Space Storage, Inc.	4,864	866,765
National Storage Affiliates Trust	25,703	1,348,122
Public Storage	32,063	10,601,310
SBA Communications Corp. Class A	20,369	6,856,409
		34,311,791
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	105,722	2,330,113
TOTAL COMMON STOCKS (Cost $928,184,844)		1,491,385,405

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	13,806,558	13,809,320
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	20,691,259	20,693,328
TOTAL MONEY MARKET FUNDS (Cost $34,502,648)		34,502,648

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $962,687,492)	1,525,888,053
NET OTHER ASSETS (LIABILITIES) - (1.0)% (e)	(14,389,525)
NET ASSETS - 100.0%	1,511,498,528

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	87	Jun 2022	17,970,938	111,619	111,619

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $806,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	12,520,561	127,840,061	126,551,302	23,655	-	-	13,809,320	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	35,685,925	265,371,305	280,363,902	18,336	-	-	20,693,328	0.1%
Total	48,206,486	393,211,366	406,915,204	41,991	-	-	34,502,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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